Lease Liability - Summary of Cost Components of The Operating Lease (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease Cost
Operating lease expense	$ 83,671	$ 65,739
Variable lease expense	$ 71,469	$ 71,147
Lease term and Discount Rate
Weighted average remaining lease term (years)	11 months 1 day	11 months 1 day
Weighted average discount rate	6.05%	9.02%